Schedule of Investments (unaudited)	iShares® Global Infrastructure ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Corp. America Airports SA(a)	490,385	$5,683,562

Australia — 8.8%
Atlas Arteria Ltd.	20,469,088	85,007,700
Dalrymple Bay Infrastructure Ltd.(b)	4,221,832	7,434,593
Qube Holdings Ltd.	29,670,056	56,549,947
Transurban Group	19,517,670	185,834,849
		334,827,089
Belgium — 0.1%
Euronav NV	370,327	5,618,845
Brazil — 0.6%
Centrais Eletricas Brasileiras SA, ADR(b)	2,062,469	17,056,619
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	551,525	6,530,056
		23,586,675
Canada — 9.6%
Enbridge Inc.	5,044,114	187,486,072
Gibson Energy Inc.	355,887	5,595,868
Keyera Corp.	571,927	13,189,183
Pembina Pipeline Corp.	1,372,935	43,164,931
TC Energy Corp.	2,535,551	102,474,731
Westshore Terminals Investment Corp.	613,205	14,460,483
		366,371,268
China — 4.8%
Beijing Capital International Airport Co. Ltd., Class H(a)	28,148,000	18,267,998
CGN Power Co. Ltd., Class H(c)	17,877,000	4,317,241
China Gas Holdings Ltd.	4,828,600	5,537,837
China Longyuan Power Group Corp. Ltd., Class H	5,390,000	5,567,193
China Merchants Port Holdings Co. Ltd.	22,864,000	32,345,160
China Resources Gas Group Ltd.(b)	1,456,300	4,994,217
China Resources Power Holdings Co. Ltd.	2,856,000	6,468,734
COSCO SHIPPING Ports Ltd.	28,804,000	17,195,705
Guangdong Investment Ltd.	4,566,000	3,943,813
Hainan Meilan International Airport Co. Ltd., Class H(a)	2,849,000	3,545,915
Jiangsu Expressway Co. Ltd., Class H	20,562,000	18,962,318
Kunlun Energy Co. Ltd.	6,454,000	5,084,192
Shenzhen Expressway Co. Ltd., Class H	10,338,000	8,832,661
Shenzhen International Holdings Ltd.	23,306,000	20,560,544
Yuexiu Transport Infrastructure Ltd.	15,822,000	7,847,221
Zhejiang Expressway Co. Ltd., Class H	22,892,000	17,418,937
		180,889,686
France — 6.2%
Aeroports de Paris	465,396	66,873,688
Engie SA	2,992,719	49,837,519
Gaztransport Et Technigaz SA	54,166	5,514,094
Getlink SE	6,743,526	114,760,321
		236,985,622
Germany — 2.1%
Fraport AG Frankfurt Airport Services Worldwide(a)	621,381	33,168,341
RWE AG	1,091,012	47,542,254
		80,710,595
Italy — 2.7%
Enav SpA(c)	4,286,388	18,264,172
Enel SpA	12,477,486	84,128,492
		102,392,664
Japan — 1.9%
Japan Airport Terminal Co. Ltd.	1,564,400	70,759,841
Security	Shares	Value

Mexico — 6.4%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	571,048	$48,447,712
Grupo Aeroportuario del Pacifico SAB de CV, ADR	608,298	108,715,019
Grupo Aeroportuario del Sureste SAB de CV, ADR	316,423	87,867,503
		245,030,234
New Zealand — 2.8%
Auckland International Airport Ltd.(a)	20,284,546	106,604,743

Norway — 0.1%
Frontline PLC, NVS	330,661	4,761,715

Singapore — 1.4%
Hutchison Port Holdings Trust, Class U(b)	84,601,600	16,357,043
SATS Ltd.(a)(b)	14,715,518	28,150,751
SIA Engineering Co. Ltd.(a)	4,309,500	7,949,848
		52,457,642
South Korea — 0.0%
Sebang Co. Ltd.	186,927	1,754,047

Spain — 8.3%
Aena SME SA(c)	1,180,894	191,123,735
Iberdrola SA	9,473,066	123,706,909
		314,830,644
Switzerland — 1.8%
Flughafen Zurich AG, Registered	319,777	66,514,708

United Kingdom — 2.2%
National Grid PLC	6,259,640	82,992,559

United States — 39.1%
American Electric Power Co. Inc.	829,817	69,870,591
American Water Works Co. Inc.	311,614	44,482,899
Cheniere Energy Inc.	619,417	94,374,374
Consolidated Edison Inc.	573,458	51,840,603
Dominion Energy Inc.	1,345,621	69,689,712
DTE Midstream LLC(a)	241,568	11,974,526
Duke Energy Corp.	1,243,441	111,586,395
Edison International	616,674	42,828,009
Equitrans Midstream Corp.	1,073,465	10,262,325
Eversource Energy	562,466	39,890,089
Exelon Corp.	1,604,796	65,379,389
Kinder Morgan Inc.	4,927,869	84,857,904
NextEra Energy Inc.	2,501,278	185,594,828
ONEOK Inc.	1,113,377	68,717,628
PG&E Corp.(a)(b)	2,597,999	44,893,423
Public Service Enterprise Group Inc.	805,733	50,446,943
Sempra Energy	507,602	73,901,775
Southern Co. (The)	1,758,052	123,503,153
Targa Resources Corp.	563,605	42,890,341
WEC Energy Group Inc.	508,945	44,909,307
Williams Companies Inc. (The)	3,034,079	99,001,998
Xcel Energy Inc.	884,184	54,969,719
		1,485,865,931
Total Common Stocks — 99.1%
(Cost: $3,563,261,488)		3,768,638,070

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	2,365,065	$6,220,121
Total Preferred Stocks — 0.2%
(Cost: $4,243,200)		6,220,121
Total Long-Term Investments — 99.3%
(Cost: $3,567,504,688)		3,774,858,191

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	9,625,290	9,627,215
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	5,990,000	5,990,000

Total Short-Term Securities — 0.4%
(Cost: $15,615,034)		15,617,215

Total Investments — 99.7%
(Cost: $3,583,119,722)		3,790,475,406

Other Assets Less Liabilities — 0.3%		10,347,072

Net Assets — 100.0%		$3,800,822,478
(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,023,535	$1,608,956	(a)	$—		$(4,534)	$(742)	$9,627,215	9,625,290	$83,614	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,620,000	—		(10,630,000	)(a)	—	—	5,990,000	5,990,000	77,929		—
						$(4,534)	$(742)	$15,617,215		$161,543		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	53	07/21/23	$5,532	$142,437
S&P/TSX 60 Index	56	09/14/23	10,302	149,757
Dow Jones U.S. Real Estate Index	140	09/15/23	4,717	83,167
SPI 200 Index	58	09/21/23	6,940	67,558
				$442,919

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
June 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,126,537,670	$1,642,100,400	$—	$3,768,638,070
Preferred Stocks	6,220,121	—	—	6,220,121
Short-Term Securities
Money Market Funds	15,617,215	—	—	15,617,215
	$2,148,375,006	$1,642,100,400	$—	$3,790,475,406
Derivative Financial Instruments(a)
Assets
Equity Contracts	$232,924	$209,995	$—	$442,919

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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